Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about of reconciliation of effective income tax rate [Table Text Block]
	Year ended December 31,
	2020	2019
Loss for the year before taxes	$(20,830)	$(57,903)
Combined statutory tax rate	27.0%	27.0%
Expected tax recovery	(5,624)	(15,634)
Difference in foreign tax rates	(303)	(914)
Non-deductible items	—	541
Change in unrecognized deferred tax and other items	5,927	16,007
Income Tax Expense / (Recovery)	$—	$—

Disclosure of components of deferred tax assets [Table Text Block]
	Year ended December 31,
	2020	2019
Non-capital loss carry forward assets	$17,738	$16,994
Mineral property acquisition, exploration and development costs	(17,738)	(16,994)
Net deferred income tax liabilities	$—	$—

Disclosure of detailed information about unrecognized deductible temporary differences and unused tax losses [Table Text Block]
	Year ended December 31,
	2020	2019
Non-capital loss carry forward assets	$46,414	$41,104
Capital loss carry forward assets	360	360
Intercompany receivable assets	2,690	2,690
Other assets	4,186	4,288
Unrecognized deferred income tax assets	$53,650	$48,442